Segmental reporting (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Apr. 01, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Assets	£ 1,385,117			£ 1,140,229
Net operating income	7,883	£ 9,862
Profit (loss) before tax	£ 1,272	3,014
Description of basis for attributing revenues from external customers to individual countries	The geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated.
Barclays Partner Finance [member]
Disclosure of operating segments [line items]
Net operating income	£ 76
Profit (loss) before tax		23
Operating segments [member] | Barclays Bank UK PLC [member]
Disclosure of operating segments [line items]
Assets	287,600			257,800
Net operating income	2,107	3,127
Profit (loss) before tax	68	1,062
Operating segments [member] | Barclays Bank UK PLC [member] | Barclays Partner Finance [member]
Disclosure of operating segments [line items]
Assets			£ 2,200
Net operating income	19
Profit (loss) before tax	(5)
Operating segments [member] | Barclays International [member]
Disclosure of operating segments [line items]
Assets	1,075,800			£ 861,400
Net operating income	6,035	6,981
Profit (loss) before tax	£ 1,629	£ 2,341